GEOGRAPHICAL SALES AND SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2012
GEOGRAPHICAL SALES AND SEGMENTS [Abstract]
Schedule of Sales by Geographical Area
	Year Ended December 31,
	2012	2011	2010
Domestic Sales	$111,925,870	$111,130,918	$113,873,505
International Sales	10,472,016	7,486,053	3,579,519
	$122,397,886	$118,616,971	$117,453,024